Segment Information (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Company's geographic operations
Net revenues	$ 768,241	$ 665,106	$ 529,329
Long-lived assets	63,729	80,920	76,640
China
Company's geographic operations
Net revenues	762,200	660,695	525,678
Long-lived assets	63,428	75,691	76,195
International
Company's geographic operations
Net revenues	6,041	4,411	3,651
Long-lived assets	$ 301	$ 5,229	$ 445